Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Allowance for credit losses (in Dollars)	$ 3,376,574	$ 3,417,845	$ 2,073,836
Redeemable convertible preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized	50,000,000	33,083,858
Redeemable convertible preferred stock, shares issued	0	33,083,858
Redeemable convertible preferred stock, shares outstanding	0	33,083,858
Redeemable convertible preferred stock, redemption amount	0	253,045,305
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, par value shares authorized	300,000,000	20,746,276
Common stock, shares issued	46,383,143	8,296,074
Common stock, shares outstanding	46,383,143	8,296,074
Common Stock
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, par value shares authorized		192,701	192,701
Common stock, shares issued		77,057.894	71,963.894
Common stock, shares outstanding		77,057.894	71,963.894
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized		307,299	307,299
Redeemable convertible preferred stock, shares issued		307,298.151	307,298.151
Redeemable convertible preferred stock, shares outstanding		307,298.151	307,298.151
Redeemable convertible preferred stock, redemption amount		253,045,305	253,045,305
Kludein I Acquisition Corp. [Member]
Preferred stock par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Kludein I Acquisition Corp. [Member] | Class A Common Stock
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, par value shares authorized		280,000,000	280,000,000
Common stock, shares issued
Common stock, shares outstanding
Subject to possible redemption, shares		10,404,394	17,250,000
Subject to possible redemption value (in Dollars per share)		$ 10.3	$ 10
Kludein I Acquisition Corp. [Member] | Class B Common Stock
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, par value shares authorized		20,000,000	20,000,000
Common stock, shares issued		4,312,500	4,312,500
Common stock, shares outstanding		4,312,500	4,312,500